Tesoro Logistics LP (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Variable Interest Entity, Measure of Activity [Abstract]
TESORO LOGISTICS LP
TESORO LOGISTICS LP

TLLP is a publicly traded limited partnership that was formed to own, operate, develop and acquire logistics assets. Its assets are integral to the success of Tesoro’s refining and marketing operations and are used to gather crude oil and natural gas, process natural gas, and distribute, transport and store crude oil and refined products. TLLP’s gathering assets consist of crude oil gathering systems in the Williston Basin located in North Dakota and natural gas gathering systems in the Green River and Uinta Basins located in Wyoming and Utah. Its processing assets include four gas processing complexes and a fractionation facility in or around the Green River and Uinta Basins. Its terminalling and transportation assets consist of:

•	24 crude oil and refined products terminals and storage facilities in the western and midwestern United States;

•	four marine terminals in California;

•	140 miles of pipelines, which transport products and crude oil from Tesoro’s refineries to nearby facilities in Salt Lake City, Utah and Los Angeles, California;

•
the Northwest Products Pipeline, which includes a regulated common carrier products pipeline running from Salt Lake City, Utah to Spokane, Washington and a jet fuel pipeline to the Salt Lake City International Airport;

•	a rail-car unloading facility in Washington;

•	a petroleum coke handling and storage facility in Los Angeles, California; and

•	a regulated common carrier refined products pipeline system connecting Tesoro’s Kenai refinery terminals to terminals in Anchorage, Alaska.

Tesoro Logistics GP, LLC (“TLGP”), a wholly-owned subsidiary, serves as the general partner of TLLP. We held an approximate 36% interest in TLLP at both March 31, 2015 and December 31, 2014, including a 2% general partner interest and all of the incentive distribution rights. This interest at March 31, 2015 includes 28,181,748 common units and 1,631,448 general partner units.

TLLP acquired assets related to, and entities engaged in, natural gas gathering, transportation and processing in Wyoming, Colorado, Utah, and North Dakota (the “Rockies Natural Gas Business”) through its acquisition of QEP Field Services, LLC (“QEPFS”) from QEP Resources, Inc. on December 2, 2014 for $2.5 billion. QEPFS holds an approximate 56% limited partner interest in QEPM, consisting of 3,701,750 common units and 26,705,000 subordinated units, and 100% of QEPM’s general partner, QEP Midstream Partners GP, LLC (“QEPM GP”), which itself holds a 2% general partner interest and all of the incentive distribution rights in QEPM. All intercompany transactions with TLLP and QEPM are eliminated upon consolidation.

On April 6, 2015, TLLP entered into an Agreement and Plan of Merger (the “Merger Agreement”) with TLGP, QEPFS, TLLP Merger Sub LLC (“Merger Sub”), QEPM, and QEPM GP. Subject to the satisfaction or waiver of certain conditions in the Merger Agreement, upon the later of the filing with the Secretary of State of the State of Delaware of a certificate of merger or the later date and time set forth in such certificate, Merger Sub will merge with and into QEPM, with QEPM surviving the merger as a wholly owned subsidiary of TLLP (the “Merger”). Following the Merger, QEPM GP will remain the general partner of QEPM, and all outstanding common units representing limited partnership interests in QEPM (the “QEPM Common Units”) other than QEPM Common Units held by QEPFS will be converted into the right to receive 0.3088 common units representing limited partnership interests in TLLP (the “TLLP Common Units”). No fractional TLLP Common Units will be issued in the Merger, and holders of QEPM Common Units other than QEPFS will instead receive cash in lieu of fractional TLLP Common Units, if any.

TLLP provides us with various pipeline transportation, trucking, terminal distribution, storage and coke-handling services under long-term, fee-based commercial agreements. Each of these agreements, with the exception of the storage and transportation services agreement, contain minimum volume commitments. We do not provide financial or equity support through any liquidity arrangements or financial guarantees to TLLP.

TLLP’s allocation of the Rockies Natural Gas Business acquisition’s $2.5 billion purchase price remains preliminary as of March 31, 2015. During the three months ended March 31, 2015, the original purchase price was increased by $7 million for adjustments in net working capital primarily for changes related to accounts receivable as well as a change related to goodwill. Finalization of the purchase price allocation is pending and adjustments can be made through the end of TLLP’s measurement period, which is not to exceed one year from the acquisition date. The table below reflects the preliminary acquisition date purchase price allocation as of March 31, 2015 (in millions):

Cash	$31
Accounts receivable	120
Prepayments and other	7
Property, plant and equipment	1,735
Acquired intangibles	976
Other noncurrent assets (a)	239
Accounts payable	(81)
Other current liabilities	(47)
Other noncurrent liabilities	(31)
Noncontrolling interest	(432)
Total purchase price	$2,517
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(a)	Other noncurrent assets include $159 million of goodwill.

During the three months ended March 31, 2015, TLLP incurred transaction and integration costs of $3 million directly attributable to the Rockies Natural Gas Business acquisition. These costs are included in selling, general and administrative expenses in our condensed statements of consolidated operations.

TESORO LOGISTICS LP

TLLP is a publicly traded limited partnership that was formed to own, operate, develop and acquire logistics assets. Its assets are integral to the success of Tesoro’s refining and marketing operations and are used to gather crude oil and distribute, transport and store crude oil and refined products. At December 31, 2014, assets consisted of a crude oil gathering system in the Williston Basin, natural gas gathering systems in the Uinta Basin, four gas processing complexes and a fractionation facility in or around the Green River Basin located in Wyoming and Colorado, 24 refined products and storage terminals in the western and midwestern United States, a regulated common carrier products pipeline running from Salt Lake City, Utah to Spokane, Washington, a refined products pipeline system connecting Tesoro’s Kenai refinery to Anchorage, Alaska and a jet fuel pipeline to the Salt Lake City International Airport (the “Northwest Products Pipeline”), four marine terminals and a petroleum coke handling and storage facility in Los Angeles, California, a rail car unloading facility in Washington, and other pipelines, which transport products and crude oil from our refineries to nearby facilities in Salt Lake City and Los Angeles. We held an approximate 36% interest in TLLP at December 31, 2014, including a 2% general partner interest. This interest includes 28,181,748 common units and 1,631,448 general partner units.

2014 Acquisitions

Rockies Natural Gas Business Acquisition. On October 19, 2014, TLLP entered into a Membership Interest Purchase Agreement (the “MIPA”) with QEPFSC, a wholly-owned subsidiary of QEP Resources, Inc. (“QEP Resources”). Pursuant to the MIPA, on December 2, 2014, TLLP purchased QEPFS, a wholly-owned subsidiary of QEPFSC, for an aggregate purchase price of $2.5 billion, which includes environmental obligations, existing legal obligations and approximately $230 million to refinance QEPM’s debt. The purchase price also includes adjustments for working capital and remains subject to post-closing adjustments. QEPFS is the direct or indirect owner of assets related to, and entities engaged in, natural gas gathering, transportation and processing in or around the Green River Basin located in Wyoming and Colorado, the Uinta Basin located in eastern Utah, and the portion of the Williston Basin located in North Dakota. QEPFS also holds an approximate 55.8% limited partner interest in QEPM, consisting of 3,701,750 common units and 26,705,000 subordinated units, and 100% of QEPM’s general partner, QEP Midstream Partners GP, LLC (“QEPM GP”), which itself holds a 2% general partner interest and all of the incentive distribution rights in QEPM.

On October 24, 2014, in connection with the Rockies Natural Gas Business acquisition, TLLP closed a registered public offering of 23.0 million common units, including an over-allotment option that was exercised allowing the underwriters to purchase an additional 3.0 million common units, representing limited partner interests in TLLP (the “October Equity Offering”) to raise $1.3 billion, including the purchase of common units by Tesoro of an amount equal to $500 million and TLGP’s $27 million contribution to maintain its 2% general partner interest in TLLP. Additionally, effective October 29, 2014, TLLP completed a private offering of $1.3 billion aggregate principal amount of senior notes (the “Senior Notes Offering”) pursuant to a private placement transaction conducted under Rule 144A and Regulation S of the Securities Act of 1933, as amended. The TLLP Senior Notes Offering consisted of tranches of $500 million of 5.50% senior notes due in 2019 and $800 million of 6.25% senior notes due in 2022. TLLP used the proceeds from the October Equity Offering, Senior Notes Offering, and the general partner contribution to repay amounts outstanding under its existing revolving credit facility with the remainder, including amounts borrowed under TLLP’s expanded revolving credit facility, to fund the Rockies Natural Gas Business acquisition and payment of related fees and expenses. Refer to Note 13 for further information on the Senior Notes Offering and expansion of TLLP’s revolving credit facility.

TLLP’s allocation of the Rockies Natural Gas Business acquisition’s $2.5 billion purchase price remains preliminary as of December 31, 2014. Certain valuations and other studies have yet to commence or progress to a state where there is sufficient information for a definitive measurement, including estimates for property, plant and equipment values and values for certain intangible assets. The table below presents TLLP’s preliminary acquisition date purchase price allocation (in millions):

Cash	$31
Accounts receivable	117
Prepayments and other	7
Property, plant and equipment	1,735
Acquired intangibles	976
Other noncurrent assets (a)	234
Accounts payable	(81)
Other current liabilities	(47)
Other noncurrent liabilities	(30)
Noncontrolling interest	(432)
Total purchase price	$2,510
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(a)	Other noncurrent assets include $155 million of goodwill.

During the year ended December 31, 2014, TLLP incurred transaction and integration costs of $33 million related to the Rockies Natural Gas Business acquisition directly attributable to the transaction. These costs are included in selling, general and administrative expenses in our statements of consolidated operations.

Other Transactions. During the year ended December 31, 2014, TLLP purchased certain terminalling and pipeline assets owned by Tesoro and two of our subsidiaries for total consideration of $270 million. On July 1, 2014, TLLP closed on the purchase of the first portion consisting of three marketing terminals and a storage facility in exchange for consideration of $241 million, comprised of approximately $214 million in cash financed with borrowings under TLLP’s revolving credit facility, and the issuance of equity to us with a fair value of $27 million. On September 30, 2014, TLLP completed the second portion by acquiring Tesoro Alaska Pipeline Company LLC, which owns a refined products pipeline located in Alaska, for total cash consideration of $29 million, financed with borrowings under TLLP’s revolving credit facility.

2013 Acquisitions

Los Angeles Acquisitions. TLLP entered into a transaction (the “Los Angeles Terminal Assets Acquisition”) to acquire the Los Angeles Terminal Assets from Tesoro effective June 1, 2013. This transaction occurred immediately after the closing of the Los Angeles Acquisition, discussed further in Note 2. Tesoro received total consideration of $640 million, comprised of $544 million in cash financed with borrowings under the TLLP Revolving Credit Facility and the issuance of TLLP equity with a fair value of $96 million. In connection with the Los Angeles Terminal Assets Acquisition, we retained all of the liabilities assumed in the Los Angeles Acquisition to cleanup and monitor the environmental conditions related to the Los Angeles Terminal Assets.

TLLP acquired the majority of the remaining logistics assets (the “Los Angeles Logistics Assets”) initially acquired by us as part of the Los Angeles Acquisition, for total consideration of $650 million (the “Los Angeles Logistics Assets Acquisition”) effective December 6, 2013. The Los Angeles Logistics Assets, located near our Los Angeles refinery, include two marine terminals, over 100 miles of an active crude oil and refined products pipeline system connecting our Los Angeles refining complex with the acquired marine terminal facilities and the Los Angeles Terminal Assets, dedicated crude oil and refined products storage terminals, a petroleum coke handling and storage facility, and a refined products terminal.

Northwest Products System Acquisition. TLLP completed its acquisition of Chevron’s Northwest Products System for a purchase price of approximately $355 million on June 19, 2013. The Northwest Products System consists of a products pipeline system running from Salt Lake City, Utah to Spokane, Washington (the “Northwest Products Pipeline”) and three refined products terminals in Idaho and Washington. The amount paid by TLLP at closing was reduced by an advance deposit of $40 million that the Partnership paid in December 2012 upon execution of the asset sale and purchase agreements. Based on the valuation of the assets acquired and estimates of environmental liabilities, the final purchase price allocation consisted of property, plant and equipment of $358 million, goodwill of $9 million, other noncurrent assets of $5 million and environmental liabilities of $17 million. This acquisition is not material to our consolidated financial statements.

Additional Equity Issuances

On October 24, 2014, TLLP closed a registered public offering of 23.0 million common units, including an over-allotment option that was exercised allowing the underwriters to purchase an additional 3.0 million common units, representing limited partner interests in TLLP (the “October Equity Offering”) to raise $1.3 billion, including the purchase of common units by Tesoro of an amount equal to $500 million and TLGP’s $27 million contribution to maintain its 2% general partner interest in TLLP. The proceeds were used to fund a portion of the Rockies Natural Gas Business acquisition.

On August 22, 2014, TLLP completed a public offering of 2.1 million common units at a public offering price of $67.47 per unit. TLLP used the net proceeds of $142 million to redeem an aggregate principal amount of $130 million of its 5.875% Senior Notes due 2020 (the “TLLP 2020 Notes”) at a premium. TLLP recorded charges for premiums paid due to the early redemption and expensing of unamortized debt issuance costs totaling $10 million. We reimbursed TLLP through a capital contribution of $8 million related to the early debt redemption premiums.

On June 25, 2014, TLLP filed a prospectus supplement to its shelf registration statement filed with the Securities and Exchange Commission (“SEC”) in 2012, authorizing the continuous issuance of up to an aggregate of $200 million of common units, in amounts, at prices and on terms to be determined by market conditions and other factors at the time of its offerings. During the year ended December 31, 2014, TLLP issued 199,400 common units under this program for net proceeds of $14 million.

TLLP closed an equity offering of 6,300,000 common units representing limited partner interest, at a public offering price of $51.05 per unit on November 22, 2013. Net proceeds to TLLP from the sale of the units were approximately $310 million and were used to fund a portion of the Los Angeles Logistics Assets Acquisition.

TLLP closed an equity offering of 9,775,000 common units representing limited partner interest, at a public offering price of $41.70 per unit on January 14, 2013. Net proceeds to TLLP from the sale of the units were approximately $391 million and were used primarily to fund TLLP’s acquisition of the Northwest Products System. In connection with the offering, TLGP purchased 199,490 general partner units at a price of $41.70 per unit to maintain its 2% general partner interest in TLLP.

Agreements with TLLP

TLLP generates revenue by charging fees for gathering crude oil and natural gas, processing natural gas and for distributing, transporting and storing crude oil and refined products. We do not provide financial or equity support through any liquidity arrangements or financial guarantees to TLLP.

TLLP provides us with various pipeline transportation, trucking, terminal distribution, storage and coke-handling services under long-term, fee-based commercial agreements expiring 2016 through 2024. These include a five-year trucking transportation agreement, ten-year use and throughput agreements and ten-year transportation agreements. Each of these agreements, with the exception of the storage and transportation services agreement, contain minimum volume commitments. Each agreement has fees that are indexed for inflation and provides us options to renew for two additional five-year terms, except for a trucking transportation services agreement, which provides an option to renew for one five-year term and has fees that can be adjusted quarterly based on a comparison of competitive rates.

In addition to commercial agreements, we are also a party to the following agreements with TLLP:

Third Amended and Restated Omnibus Agreement. We entered into an omnibus agreement with TLLP at the closing of TLLP’s initial public offering in April 2011 (the “Initial Offering”). The omnibus agreement, most recently amended in July 2014 (the “Third Amended Omnibus Agreement”) in connection with TLLP’s purchase of certain terminalling and pipeline assets owned by Tesoro and two of our subsidiaries, contains the following key provisions:

•	Non-compete clause between us and TLLP effective under certain circumstances;

•
Right of first offer to TLLP for certain of our retained logistics assets, including certain terminals, pipelines, docks, storage facilities and other related assets located in California, Alaska and Washington;

•	Payment of an annual fee to us, currently $6 million, for the provision of various general and administrative services;

•	Reimbursement to TLLP for certain maintenance and expansion capital expenditures; and

•	Indemnification to TLLP for certain matters, including pre-Initial Offering environmental, title and tax matters.

Additional acquisitions of assets by TLLP from us are governed by the Third Amended Omnibus Agreement, with the exception of the indemnifications for the Los Angeles Terminal Assets Acquisition and Los Angeles Logistics Assets Acquisition, which are covered by the Carson Assets Indemnity Agreement.

Carson Assets Indemnity Agreement. We entered into the Carson Assets Indemnity Agreement with TLLP at the closing of the Los Angeles Logistics Assets Acquisition effective December 6, 2013. The Carson Assets Indemnity Agreement establishes indemnification to TLLP for certain matters including known and unknown environmental liabilities arising out of the use or operation of the Los Angeles Terminal Assets and the Los Angeles Logistics Assets prior to the respective acquisition dates.

Secondment and Logistics Services Agreement. In connection with TLLP’s purchase of certain terminalling and pipeline assets owned by Tesoro and two of our subsidiaries on July 1, 2014, TLLP terminated the operational services agreement entered into at the closing of the Initial Offering and entered into the Secondment and Logistics Services Agreement (the “Secondment Agreement”) with Tesoro to govern the provision of seconded employees to or from Tesoro, TLLP, and its subsidiaries, as applicable. The Secondment Agreement also governs the use of certain facilities of the parties by the various entities. The services to be provided by such seconded employees, along with the fees for such services, will be provided on the service schedules attached to the Secondment Agreement. Specialized services and the use of various facilities, along with the fees for such services, will be provided for in service orders to be executed by parties requesting and receiving the service. All fees to be paid pursuant to the Secondment Agreement are indexed for inflation. The total annual fee under the Secondment Agreement is $5 million as of December 31, 2014.

On December 2, 2014, TLGP and certain of its indirect subsidiaries entered into Amendment No. 1 to the Secondment Agreement (the “Secondment Agreement Amendment”) with Tesoro and including QEPFS, QEPM GP, QEPM and certain of its subsidiaries (collectively, the “QEP Guaranteeing Subsidiaries”), pursuant to which the QEP Guaranteeing Subsidiaries joined as parties to the Secondment Agreement dated July 1, 2014, to provide for the secondment of employees to or from those entities and Tesoro.

First Amended and Restated Omnibus Agreement of QEP Midstream. QEPM amended and restated its omnibus agreement upon closing of the Rockies Natural Gas Business acquisition on December 2, 2014 (“QEPM Omnibus Agreement”) to transfer all previous rights and obligations to TLLP and TLGP, as outlined in the QEPM Omnibus Agreement. Under the QEPM Omnibus Agreement, TLLP indemnifies QEPM for certain matters, including legal, environmental, title and tax matters associated with the ownership of the acquired assets at or before the closing of QEPM’s initial offering on August 14, 2013. Under the MIPA, QEP Resources retained responsibility for the title and tax matters prior to December 2, 2014.

Keep-Whole Commodity Agreement. Effective December 2, 2014, following the completion of the Rockies Natural Gas Business acquisition, TLLP began processing gas for certain producers under “keep-whole” processing agreements. Under a keep-whole agreement, a producer transfers title to the NGLs produced during gas processing, and the processor, in exchange, delivers to the producer natural gas with a BTU content equivalent to the NGLs removed. The operating margin for these contracts is determined by the spread between NGL sales prices and the price paid to purchase the replacement natural gas (“Shrink Gas”). TLLP entered into a five-year agreement with Tesoro, which transfers the commodity risk exposure associated with these keep-whole processing agreements from TLLP to Tesoro (the “Keep-Whole Commodity Agreement”). Under the Keep-Whole Commodity Agreement with Tesoro, Tesoro pays TLLP a processing fee for NGLs related to keep-whole agreements and delivers Shrink Gas to the producers on behalf of TLLP. TLLP pays Tesoro a marketing fee in exchange for assuming the commodity risk.

Terms and pricing under this agreement are revised each year. The Keep-Whole Commodity Agreement minimizes the impact to TLLP of commodity price movement during the annual period subsequent to renegotiation of terms and pricing each year. However, the annual fee TLLP charges Tesoro could be impacted as a result of any changes in the spread between NGL sales prices and the price of natural gas.

Environmental Liabilities

In September 2013, TLLP responded to the release of crude oil in a rural field northeast of Tioga, North Dakota (the “Crude Oil Pipeline Release”). The environmental liabilities related to the Crude Oil Pipeline Release include amounts estimated for remediation activities that will be conducted during the next few years to restore the site for agricultural use. As of December 31, 2013, TLLP had accrued $14 million of environmental liabilities for remediation costs. TLLP accrued an additional $28 million during the year ended December 31, 2014 to reflect improved scope definition and estimates which resulted in an increase in the total estimated cost associated with the project. The estimated remediation costs exceeded TLLP’s pollution liability insurance policy, which is subject to a $1 million deductible and a $25 million loss limit, by $17 million as of December 31, 2014. TLLP had insurance recovery receivables of $18 million and $14 million related to the Crude Oil Pipeline Release at December 31, 2014 and 2013, respectively. Through December 31, 2014, TLLP has received insurance proceeds of $7 million in reimbursement of costs incurred.

In connection with TLLP’s acquisition of Chevron’s Northwest Products System, Chevron retained certain financial and operational responsibility for a period of two years to remediate the site of a diesel fuel release that occurred on the Northwest Products Pipeline on March 18, 2013, in addition to paying any monetary fines and penalties assessed by any government authority arising from this incident. TLLP assumed responsibility for all other environmental contingencies. As of December 31, 2014, there was $6 million remaining of the environmental liabilities assumed in connection with the acquisition of the Northwest Products System, including those obligations related to the diesel fuel release that were not indemnified by Chevron.